Schedule of Investments (unaudited) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	16,145	$483,543
Axon Enterprise Inc.(a)	2,542	195,251
Boeing Co. (The)	22,316	7,102,513
BWX Technologies Inc.	3,935	250,227
Curtiss-Wright Corp.	1,750	254,503
General Dynamics Corp.	9,761	1,712,470
HEICO Corp.	1,651	202,132
HEICO Corp., Class A	3,075	295,661
Hexcel Corp.	3,568	264,817
Huntington Ingalls Industries Inc.	1,712	446,832
L3Harris Technologies Inc.	9,261	2,049,737
Lockheed Martin Corp.	10,370	4,439,604
Mercury Systems Inc.(a)	2,311	177,369
Moog Inc., Class A	1,322	118,464
Northrop Grumman Corp.	6,558	2,456,430
Raytheon Co.	11,609	2,564,892
Spirit AeroSystems Holdings Inc., Class A	4,339	283,424
Teledyne Technologies Inc.(a)	1,528	557,812
Textron Inc.	9,507	436,657
TransDigm Group Inc.	2,069	1,330,946
United Technologies Corp.	33,876	5,088,175

		30,711,459

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	5,595	404,071
Expeditors International of Washington Inc.	7,021	512,814
FedEx Corp.	9,990	1,444,953
United Parcel Service Inc., Class B	29,298	3,032,929
XPO Logistics Inc.(a)(b)	3,814	339,141

		5,733,908

Airlines — 0.4%
Alaska Air Group Inc.	5,227	337,612
Allegiant Travel Co.	533	89,565
American Airlines Group Inc.	16,414	440,552
Delta Air Lines Inc.	24,129	1,344,951
JetBlue Airways Corp.(a)(b)	12,498	247,835
Southwest Airlines Co.	19,728	1,084,645
Spirit Airlines Inc.(a)	2,833	116,351
United Airlines Holdings Inc.(a)	9,132	683,074

		4,344,585

Auto Components — 0.2%
Adient PLC(a)	3,496	89,882
Aptiv PLC	10,679	905,472
Autoliv Inc.	3,271	250,657
BorgWarner Inc.	8,539	292,802
Dana Inc.	6,031	92,938
Gentex Corp.	10,641	316,783
Goodyear Tire & Rubber Co. (The)	9,778	128,385
Lear Corp.	2,314	285,038
Veoneer Inc.(a)(b)	3,884	50,609

		2,412,566

Automobiles — 0.6%
Ford Motor Co.	162,533	1,433,541
General Motors Co.	52,372	1,748,701
Harley-Davidson Inc.	6,643	221,876
Tesla Inc.(a)(b)	5,954	3,873,494
Thor Industries Inc.	2,376	191,316

		7,468,928

Security	Shares	Value

Banks — 5.1%
Associated Banc-Corp.	6,882	$137,158
BancorpSouth Bank	3,877	110,766
Bank of America Corp.	337,911	11,093,618
Bank of Hawaii Corp.	1,719	154,022
Bank OZK	5,187	140,983
BankUnited Inc.	4,055	133,815
BOK Financial Corp.	1,306	103,043
Cathay General Bancorp.	3,054	110,127
CIT Group Inc.	3,823	174,749
Citigroup Inc.	91,127	6,780,760
Citizens Financial Group Inc.	18,106	674,992
Comerica Inc.	6,004	367,205
Commerce Bancshares Inc.	4,380	296,351
Cullen/Frost Bankers Inc.	2,376	211,844
East West Bancorp. Inc.	6,043	277,011
Fifth Third Bancorp.	29,558	840,925
First Citizens BancShares Inc./NC, Class A(b)	356	187,548
First Financial Bankshares Inc.	5,782	193,813
First Hawaiian Inc.	5,555	161,428
First Horizon National Corp.	13,187	210,992
First Republic Bank/CA	7,012	777,491
FNB Corp.	13,641	159,190
Fulton Financial Corp.	7,115	117,184
Glacier Bancorp. Inc.	3,695	156,557
Hancock Whitney Corp.	3,852	153,078
Home BancShares Inc./AR	6,407	122,502
Huntington Bancshares Inc./OH	42,762	580,280
IBERIABANK Corp.	2,161	157,126
International Bancshares Corp.	2,404	94,718
Investors Bancorp. Inc.	9,475	114,505
JPMorgan Chase & Co.	130,917	17,328,174
KeyCorp	41,024	767,559
M&T Bank Corp.	5,495	926,017
PacWest Bancorp.	5,009	175,565
People’s United Financial Inc.	18,438	284,314
Pinnacle Financial Partners Inc.	2,994	176,826
PNC Financial Services Group Inc. (The)	18,250	2,711,038
Popular Inc.	4,093	229,044
Prosperity Bancshares Inc.	3,942	276,728
Regions Financial Corp.	40,177	625,556
Signature Bank/New York NY	2,241	317,976
Sterling Bancorp./DE	8,495	169,900
SVB Financial Group(a)	2,163	519,834
Synovus Financial Corp.	6,078	212,852
TCF Financial Corp.	6,354	268,647
Texas Capital Bancshares Inc.(a)	2,084	114,537
Truist Financial Corp.	55,856	2,880,494
Trustmark Corp.	2,565	82,029
U.S. Bancorp.	59,438	3,163,290
UMB Financial Corp.	1,785	118,631
Umpqua Holdings Corp.	9,175	155,058
United Bankshares Inc./WV	4,228	145,020
Valley National Bancorp.	16,335	172,008
Webster Financial Corp.	3,827	171,679
Wells Fargo & Co.	160,646	7,540,723
Western Alliance Bancorp.	4,017	221,859
Wintrust Financial Corp.	2,396	151,619
Zions Bancorp. N.A.	7,099	322,934

		65,023,692

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	384	$136,850
Brown-Forman Corp., Class B, NVS	7,586	513,117
Coca-Cola Co. (The)	160,951	9,399,539
Constellation Brands Inc., Class A	7,002	1,318,477
Keurig Dr Pepper Inc.	11,140	317,824
Molson Coors Beverage Co., Class B	7,804	433,746
Monster Beverage Corp.(a)	16,029	1,067,531
National Beverage Corp.(a)(b)	497	21,326
PepsiCo Inc.	58,204	8,266,132

		21,474,542

Biotechnology — 2.1%
AbbVie Inc.	61,749	5,002,904
ACADIA Pharmaceuticals Inc.(a)	4,689	187,279
Agios Pharmaceuticals Inc.(a)(b)	2,464	120,071
Alexion Pharmaceuticals Inc.(a)	9,269	921,246
Alkermes PLC(a)	6,356	110,658
Allogene Therapeutics Inc.(a)(b)	2,133	46,329
Alnylam Pharmaceuticals Inc.(a)	4,636	532,166
Amgen Inc.	24,804	5,358,904
Biogen Inc.(a)	7,516	2,020,677
BioMarin Pharmaceutical Inc.(a)	7,497	625,999
Bluebird Bio Inc.(a)(b)	2,287	182,251
Blueprint Medicines Corp.(a)(b)	2,047	129,882
Exact Sciences Corp.(a)(b)	5,795	540,558
Exelixis Inc.(a)	12,474	214,553
FibroGen Inc.(a)	3,420	143,127
Gilead Sciences Inc.	52,713	3,331,462
Immunomedics Inc.(a)(b)	7,850	145,774
Incyte Corp.(a)	7,451	544,445
Intercept Pharmaceuticals Inc.(a)(b)	1,047	96,753
Ionis Pharmaceuticals Inc.(a)	5,328	310,729
Moderna Inc.(a)	8,532	174,991
Myriad Genetics Inc.(a)	3,103	85,798
Neurocrine Biosciences Inc.(a)	3,845	384,808
Portola Pharmaceuticals Inc.(a)	2,824	36,119
Regeneron Pharmaceuticals Inc.(a)	3,338	1,128,044
Sage Therapeutics Inc.(a)	2,147	142,303
Sarepta Therapeutics Inc.(a)	3,004	348,344
Seattle Genetics Inc.(a)	4,831	523,632
Ultragenyx Pharmaceutical Inc.(a)	2,179	114,506
United Therapeutics Corp.(a)	1,829	178,638
Vertex Pharmaceuticals Inc.(a)	10,718	2,433,522

		26,116,472

Building Products — 0.3%
Allegion PLC	3,925	507,581
AO Smith Corp.	5,718	244,101
Armstrong World Industries Inc.	2,058	206,479
Fortune Brands Home & Security Inc.	5,804	398,793
Johnson Controls International PLC	32,130	1,267,529
Lennox International Inc.	1,438	335,025
Masco Corp.	11,933	567,056
Owens Corning	4,638	280,553
Resideo Technologies Inc.(a)	5,051	51,419
Trex Co. Inc.(a)	2,403	236,071

		4,094,607

Capital Markets — 2.8%
Affiliated Managers Group Inc.	2,186	174,552
Ameriprise Financial Inc.	5,277	872,869
Bank of New York Mellon Corp. (The)	34,953	1,565,195

Security	Shares	Value

Capital Markets (continued)
BlackRock Inc.(c)	4,922	$2,595,617
Blackstone Group Inc. (The), Class A	27,545	1,682,173
Cboe Global Markets Inc.	4,587	565,210
Charles Schwab Corp. (The)	47,619	2,169,046
CME Group Inc.	14,987	3,253,828
E*TRADE Financial Corp.	9,406	400,884
Eaton Vance Corp., NVS	4,583	209,672
Evercore Inc., Class A	1,707	130,790
FactSet Research Systems Inc.	1,576	450,909
Federated Investors Inc., Class B	4,091	148,217
Franklin Resources Inc.	11,756	297,427
Goldman Sachs Group Inc. (The)	13,328	3,168,732
Interactive Brokers Group Inc., Class A	3,336	156,792
Intercontinental Exchange Inc.	23,225	2,316,462
Invesco Ltd.	16,057	277,786
Janus Henderson Group PLC	6,714	169,663
Lazard Ltd., Class A	4,678	196,289
Legg Mason Inc.	3,375	132,131
LPL Financial Holdings Inc.	3,367	310,202
MarketAxess Holdings Inc.	1,565	554,292
Moody’s Corp.	6,781	1,741,293
Morgan Stanley	51,236	2,677,593
Morningstar Inc.	857	134,455
MSCI Inc.	3,548	1,014,018
Nasdaq Inc.	4,783	557,028
Northern Trust Corp.	8,824	863,075
Raymond James Financial Inc.	5,152	471,047
S&P Global Inc.	10,208	2,998,396
SEI Investments Co.	5,327	347,640
State Street Corp.	15,146	1,145,492
Stifel Financial Corp.	2,806	181,520
T Rowe Price Group Inc.	9,800	1,308,594
TD Ameritrade Holding Corp.	11,092	526,648
Tradeweb Markets Inc., Class A	2,638	121,823
Virtu Financial Inc., Class A	3,083	51,455

		35,938,815

Chemicals — 1.8%
Air Products & Chemicals Inc.	9,187	2,193,029
Albemarle Corp.	4,434	355,961
Ashland Global Holdings Inc.	2,542	188,057
Axalta Coating Systems Ltd.(a)	8,624	248,457
Cabot Corp.	2,315	92,253
Celanese Corp.	5,034	521,019
CF Industries Holdings Inc.	8,986	361,956
Chemours Co. (The)	6,927	96,077
Corteva Inc.(a)	31,216	902,767
Dow Inc.(a)	30,971	1,426,834
DuPont de Nemours Inc.	30,895	1,581,206
Eastman Chemical Co.	5,616	400,252
Ecolab Inc.	10,444	2,048,173
Element Solutions Inc.(a)	9,905	115,888
FMC Corp.	5,433	519,340
HB Fuller Co.	2,075	95,886
Huntsman Corp.	8,526	175,295
Ingevity Corp.(a)	1,790	116,744
International Flavors & Fragrances Inc.	4,451	583,571
Linde PLC	22,420	4,554,175
LyondellBasell Industries NV, Class A	10,759	837,696
Mosaic Co. (The)	14,570	289,069
NewMarket Corp.	308	135,403

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Olin Corp.	6,759	$100,506
PolyOne Corp.	3,239	107,470
PPG Industries Inc.	9,884	1,184,499
RPM International Inc.	5,417	386,611
Scotts Miracle-Gro Co. (The)	1,669	204,853
Sensient Technologies Corp.	1,697	101,396
Sherwin-Williams Co. (The)	3,422	1,906,020
Valvoline Inc.	7,699	162,295
Westlake Chemical Corp.	1,515	92,718
WR Grace & Co.	2,336	157,353

		22,242,829

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	4,952	30,702
Brink’s Co. (The)	2,049	172,505
Cimpress PLC(a)	1,080	129,201
Cintas Corp.	3,507	978,348
Clean Harbors Inc.(a)(b)	2,156	177,266
Copart Inc.(a)	8,519	864,338
Covanta Holding Corp.	4,760	71,305
Deluxe Corp.	1,689	81,410
Herman Miller Inc.	2,317	89,552
IAA Inc.(a)	5,515	260,639
KAR Auction Services Inc.	5,515	115,925
MSA Safety Inc.	1,444	195,807
Republic Services Inc.	8,824	838,721
Rollins Inc.	5,856	222,235
Stericycle Inc.(a)(b)	3,852	241,443
Tetra Tech Inc.	2,270	194,312
Waste Management Inc.	16,297	1,983,345

		6,647,054

Communications Equipment — 0.9%
Arista Networks Inc.(a)	2,269	506,758
Ciena Corp.(a)	6,464	262,891
Cisco Systems Inc.	177,072	8,140,000
CommScope Holding Co. Inc.(a)(b)	8,009	97,590
EchoStar Corp., Class A(a)(b)	1,914	76,378
F5 Networks Inc.(a)	2,551	311,528
InterDigital Inc.	1,205	66,576
Juniper Networks Inc.	13,940	319,783
Lumentum Holdings Inc.(a)	3,241	245,570
Motorola Solutions Inc.	7,136	1,263,072
NetScout Systems Inc.(a)	2,960	76,102
Ubiquiti Inc.	545	89,064
ViaSat Inc.(a)	2,378	151,360
Viavi Solutions Inc.(a)	10,008	141,113

		11,747,785

Construction & Engineering — 0.1%
AECOM(a)	6,497	313,350
EMCOR Group Inc.	2,268	186,362
Fluor Corp.	5,679	101,597
Jacobs Engineering Group Inc.	5,646	522,425
MasTec Inc.(a)	2,487	143,624
Quanta Services Inc.	5,801	227,109
Valmont Industries Inc.	865	122,882

		1,617,349

Construction Materials — 0.1%
Eagle Materials Inc.	1,717	156,539
Martin Marietta Materials Inc.	2,594	684,297
Summit Materials Inc., Class A(a)	4,951	108,773

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	5,531	$783,356

		1,732,965

Consumer Finance — 0.7%
Ally Financial Inc.	15,829	507,003
American Express Co.	28,044	3,642,074
Capital One Financial Corp.	19,505	1,946,599
Credit Acceptance Corp.(a)(b)	579	248,379
Discover Financial Services	13,056	980,897
FirstCash Inc.	1,818	158,112
Green Dot Corp., Class A(a)(b)	1,987	59,769
LendingTree Inc.(a)(b)	319	99,273
Navient Corp.	8,705	125,178
OneMain Holdings Inc.	3,057	129,525
Santander Consumer USA Holdings Inc.	4,279	113,907
SLM Corp.	17,416	190,183
Synchrony Financial	24,761	802,504

		9,003,403

Containers & Packaging — 0.4%
Amcor PLC(a)	67,347	713,205
AptarGroup Inc.	2,685	310,144
Avery Dennison Corp.	3,451	452,909
Ball Corp.	13,624	983,380
Berry Global Group Inc.(a)	5,514	234,455
Crown Holdings Inc.(a)	5,645	417,900
Graphic Packaging Holding Co.	12,023	187,920
International Paper Co.	16,488	671,392
O-I Glass Inc.	6,202	78,269
Packaging Corp. of America	3,896	373,042
Sealed Air Corp.	6,348	225,354
Silgan Holdings Inc.	3,405	105,078
Sonoco Products Co.	4,071	232,617
Westrock Co.	10,729	418,431

		5,404,096

Distributors — 0.1%
Genuine Parts Co.	6,093	570,122
LKQ Corp.(a)	12,609	412,125
Pool Corp.	1,664	364,915

		1,347,162

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	2,236	77,164
Bright Horizons Family Solutions Inc.(a)	2,448	400,811
Chegg Inc.(a)	4,737	195,306
frontdoor Inc.(a)(b)	3,505	149,243
Graham Holdings Co., Class B	176	96,663
Grand Canyon Education Inc.(a)	2,013	157,578
H&R Block Inc.	8,348	193,674
Service Corp. International	7,623	365,523
ServiceMaster Global Holdings Inc.(a)(b)	5,561	200,474

		1,836,436

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	81,645	18,323,587
Equitable Holdings Inc.	18,386	441,632
Jefferies Financial Group Inc.	10,304	222,979
Voya Financial Inc.	5,624	335,921

		19,324,119

Diversified Telecommunication Services — 1.8%
AT&T Inc.	304,911	11,470,752
CenturyLink Inc.	40,919	558,954

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
GCI Liberty Inc., Class A(a)	4,030	$294,915
Verizon Communications Inc.	172,628	10,261,008
Zayo Group Holdings Inc.(a)	9,847	342,183

		22,927,812

Electric Utilities — 2.1%
ALLETE Inc.	2,158	180,150
Alliant Energy Corp.	9,938	589,920
American Electric Power Co. Inc.	20,591	2,145,994
Avangrid Inc.	2,278	121,326
Duke Energy Corp.	30,364	2,964,437
Edison International	14,925	1,142,509
El Paso Electric Co.	1,719	117,047
Entergy Corp.	8,288	1,090,038
Evergy Inc.	9,492	684,943
Eversource Energy	13,488	1,246,831
Exelon Corp.	40,563	1,930,393
FirstEnergy Corp.	22,506	1,143,080
Hawaiian Electric Industries Inc.	4,651	227,480
IDACORP Inc.	2,070	232,233
NextEra Energy Inc.	20,407	5,473,157
OGE Energy Corp.	8,282	379,730
Pinnacle West Capital Corp.	4,645	453,770
PNM Resources Inc.	3,303	179,122
Portland General Electric Co.	3,659	225,028
PPL Corp.	30,267	1,095,363
Southern Co. (The)	43,864	3,088,025
Xcel Energy Inc.	21,852	1,511,940

		26,222,516

Electrical Equipment — 0.5%
Acuity Brands Inc.	1,637	192,953
AMETEK Inc.	9,496	922,536
Eaton Corp. PLC	17,219	1,626,679
Emerson Electric Co.	25,511	1,827,353
EnerSys	1,698	122,188
Generac Holdings Inc.(a)	2,570	266,226
GrafTech International Ltd.	2,492	26,739
Hubbell Inc.	2,295	328,713
nVent Electric PLC	6,278	156,322
Regal Beloit Corp.	1,710	134,167
Rockwell Automation Inc.	4,813	922,460
Sensata Technologies Holding PLC(a)	6,695	316,473

		6,842,809

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,419	1,235,318
Anixter International Inc.(a)	1,313	128,149
Arrow Electronics Inc.(a)	3,482	264,423
Avnet Inc.	4,380	159,826
Belden Inc.(b)	1,493	73,560
CDW Corp./DE	6,032	786,874
Cognex Corp.	7,180	365,965
Coherent Inc.(a)	1,006	142,279
Corning Inc.	32,189	859,124
Dolby Laboratories Inc., Class A	2,664	184,722
FLIR Systems Inc.	5,686	293,056
IPG Photonics Corp.(a)	1,476	188,441
Itron Inc.(a)	1,502	122,789
Jabil Inc.	5,839	227,079
Keysight Technologies Inc.(a)	7,773	722,811
Littelfuse Inc.	1,014	179,387

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	4,948	$220,829
SYNNEX Corp.	1,678	231,161
TE Connectivity Ltd.	13,941	1,285,081
Tech Data Corp.(a)	1,497	215,478
Trimble Inc.(a)	10,448	444,249
Vishay Intertechnology Inc.	5,626	114,152
Zebra Technologies Corp., Class A(a)	2,239	535,166

		8,979,919

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	3,157	81,640
Baker Hughes Co.	26,937	583,455
Core Laboratories NV	1,838	64,569
Halliburton Co.	36,848	803,655
Helmerich & Payne Inc.	4,519	183,246
National Oilwell Varco Inc.	16,049	330,770
Patterson-UTI Energy Inc.	7,948	63,107
Schlumberger Ltd.	57,673	1,932,622
TechnipFMC PLC	17,430	287,769
Transocean Ltd.(a)(b)	23,970	109,303

		4,440,136

Entertainment — 1.8%
Activision Blizzard Inc.	31,999	1,871,301
Cinemark Holdings Inc.	4,574	144,127
Electronic Arts Inc.(a)	12,222	1,318,998
Liberty Media Corp.-Liberty Formula One, Class A(a)	961	42,813
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,509	398,136
Lions Gate Entertainment Corp., Class A(a)	2,633	26,146
Lions Gate Entertainment Corp., Class B, NVS(a)	4,506	42,041
Live Nation Entertainment Inc.(a)	5,955	405,893
Madison Square Garden Co. (The), Class A(a)	716	212,072
Netflix Inc.(a)	18,293	6,312,731
Roku Inc.(a)(b)	3,792	458,642
Take-Two Interactive Software Inc.(a)	4,751	592,165
Walt Disney Co. (The)	75,232	10,405,338
World Wrestling Entertainment Inc., Class A	1,984	96,978
Zynga Inc., Class A(a)	39,248	236,273

		22,563,654

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	3,704	91,933
Alexandria Real Estate Equities Inc.	5,117	835,094
American Campus Communities Inc.	5,744	263,477
American Homes 4 Rent, Class A	10,732	293,306
American Tower Corp.	18,505	4,288,349
Americold Realty Trust(b)	7,989	275,381
Apartment Investment & Management Co., Class A	6,167	325,063
Apple Hospitality REIT Inc.	9,177	137,838
AvalonBay Communities Inc.	5,804	1,257,669
Boston Properties Inc.	5,991	858,810
Brandywine Realty Trust	7,567	118,196
Brixmor Property Group Inc.	12,389	247,284
Camden Property Trust	4,012	451,069
Colony Capital Inc.	19,990	93,353
Columbia Property Trust Inc.	4,787	101,006
CoreCivic Inc.	4,855	77,437
CoreSite Realty Corp.	1,622	190,504
Corporate Office Properties Trust	4,458	132,715
Cousins Properties Inc.	6,174	252,702
Crown Castle International Corp.	17,327	2,596,278

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	7,874	$249,370
CyrusOne Inc.	4,697	285,812
DiamondRock Hospitality Co.	8,005	77,408
Digital Realty Trust Inc.	8,727	1,073,334
Diversified Healthcare Trust	10,203	78,767
Douglas Emmett Inc.	6,935	287,802
Duke Realty Corp.	15,467	561,607
EastGroup Properties Inc.	1,626	221,250
EPR Properties	3,199	228,313
Equinix Inc.	3,553	2,095,311
Equity Commonwealth	5,147	168,770
Equity LifeStyle Properties Inc.	7,525	547,444
Equity Residential	14,531	1,207,235
Essex Property Trust Inc.	2,759	854,628
Extra Space Storage Inc.	5,424	600,328
Federal Realty Investment Trust	2,906	363,308
First Industrial Realty Trust Inc.	5,233	223,449
Gaming and Leisure Properties Inc.	8,493	401,337
GEO Group Inc. (The)	4,966	78,463
Healthcare Realty Trust Inc.	5,418	195,373
Healthcare Trust of America Inc., Class A	8,498	272,191
Healthpeak Properties Inc.	20,820	749,312
Highwoods Properties Inc.	4,235	212,216
Host Hotels & Resorts Inc.	29,871	488,092
Hudson Pacific Properties Inc.	6,558	238,318
Invitation Homes Inc.	22,366	703,858
Iron Mountain Inc.	11,793	372,777
JBG SMITH Properties	4,972	201,615
Kilroy Realty Corp.	4,061	335,317
Kimco Realty Corp.	17,901	341,014
Lamar Advertising Co., Class A	3,648	338,571
Lexington Realty Trust	10,327	114,320
Liberty Property Trust	6,577	412,049
Life Storage Inc.	1,905	215,608
Macerich Co. (The)	4,438	99,012
Mack-Cali Realty Corp.	3,737	82,064
Medical Properties Trust Inc.	21,551	477,355
Mid-America Apartment Communities Inc.	4,716	647,082
National Health Investors Inc.	1,815	153,150
National Retail Properties Inc.	7,154	400,624
Omega Healthcare Investors Inc.	9,263	388,583
Outfront Media Inc.	6,085	180,968
Paramount Group Inc.	8,252	116,023
Park Hotels & Resorts Inc.	10,014	219,707
Pebblebrook Hotel Trust	5,454	129,369
Physicians Realty Trust	7,860	152,091
Piedmont Office Realty Trust Inc., Class A	5,222	121,098
PotlatchDeltic Corp.	2,912	125,216
Prologis Inc.	26,314	2,444,044
PS Business Parks Inc.	835	139,913
Public Storage	6,290	1,407,450
Rayonier Inc.	5,410	164,356
Realty Income Corp.	13,575	1,064,416
Regency Centers Corp.	6,924	429,565
Retail Properties of America Inc., Class A	8,540	103,761
Rexford Industrial Realty Inc.	4,574	220,421
RLJ Lodging Trust	7,139	111,083
Ryman Hospitality Properties Inc.	2,268	192,848
Sabra Health Care REIT Inc.	8,293	178,299
SBA Communications Corp.	4,713	1,176,176

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust	6,922	$149,377
Simon Property Group Inc.	12,825	1,707,649
SITE Centers Corp.	6,335	80,518
SL Green Realty Corp.	3,418	314,593
Spirit Realty Capital Inc.	4,158	219,459
STORE Capital Corp.	8,843	347,088
Sun Communities Inc.	3,861	626,138
Sunstone Hotel Investors Inc.	9,187	116,491
Taubman Centers Inc.	2,633	69,564
UDR Inc.	12,205	584,741
Urban Edge Properties	4,915	90,387
Ventas Inc.	15,529	898,508
VEREIT Inc.	45,088	440,059
VICI Properties Inc.	19,215	514,962
Vornado Realty Trust	6,600	434,082
Washington REIT	3,300	100,452
Weingarten Realty Investors	4,936	143,638
Welltower Inc.	16,951	1,439,309
Weyerhaeuser Co.	31,302	906,193
WP Carey Inc.	7,211	606,589
Xenia Hotels & Resorts Inc.	4,876	91,132

		48,487,634

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	1,553	249,816
Costco Wholesale Corp.	18,442	5,634,400
Kroger Co. (The)	33,475	899,138
Performance Food Group Co.(a)	4,889	253,201
Sprouts Farmers Market Inc.(a)	5,063	79,135
Sysco Corp.	21,240	1,744,654
U.S. Foods Holding Corp.(a)	9,215	370,166
Walgreens Boots Alliance Inc.	31,408	1,597,097
Walmart Inc.	59,212	6,779,182

		17,606,789

Food Products — 1.1%
Archer-Daniels-Midland Co.	23,116	1,034,672
Beyond Meat Inc.(a)	428	47,260
Bunge Ltd.	5,798	303,989
Campbell Soup Co.	7,030	340,182
Conagra Brands Inc.	20,363	670,350
Darling Ingredients Inc.(a)	6,981	189,395
Flowers Foods Inc.	7,857	169,161
General Mills Inc.	25,174	1,314,586
Hain Celestial Group Inc. (The)(a)	3,131	75,801
Hershey Co. (The)	6,209	963,451
Hormel Foods Corp.	11,484	542,734
Ingredion Inc.	2,770	243,760
JM Smucker Co. (The)	4,713	488,314
Kellogg Co.	10,410	710,066
Kraft Heinz Co. (The)	26,020	759,784
Lamb Weston Holdings Inc.	6,140	560,643
Lancaster Colony Corp.	849	131,298
McCormick & Co. Inc./MD, NVS	5,181	846,420
Mondelez International Inc., Class A	60,040	3,445,095
Pilgrim’s Pride Corp.(a)	2,144	55,851
Post Holdings Inc.(a)(b)	2,863	299,384
Seaboard Corp.	10	38,556
TreeHouse Foods Inc.(a)	2,273	101,376
Tyson Foods Inc., Class A	12,278	1,014,531

		14,346,659

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.2%
Atmos Energy Corp.	5,024	$587,959
National Fuel Gas Co.	3,666	158,334
New Jersey Resources Corp.	4,115	170,032
ONE Gas Inc.	2,169	204,970
South Jersey Industries Inc.	3,694	113,775
Southwest Gas Holdings Inc.	2,280	172,163
Spire Inc.	2,130	179,602
UGI Corp.	8,722	362,748

		1,949,583

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	73,771	6,428,405
ABIOMED Inc.(a)	1,864	347,245
Align Technology Inc.(a)	3,010	773,871
Avanos Medical Inc.(a)(b)	1,995	54,942
Baxter International Inc.	21,300	1,900,386
Becton Dickinson and Co.	11,310	3,112,286
Boston Scientific Corp.(a)	58,054	2,430,721
Cantel Medical Corp.	1,488	96,809
Cooper Companies Inc. (The)	2,083	722,572
Danaher Corp.	26,705	4,296,033
Dentsply Sirona Inc.	9,344	523,264
DexCom Inc.(a)	3,810	917,258
Edwards Lifesciences Corp.(a)	8,686	1,909,704
Globus Medical Inc., Class A(a)	3,239	169,335
Haemonetics Corp.(a)	2,074	222,727
Hill-Rom Holdings Inc.	2,782	296,255
Hologic Inc.(a)	11,215	600,227
ICU Medical Inc.(a)	801	146,158
IDEXX Laboratories Inc.(a)	3,591	973,197
Insulet Corp.(a)(b)	2,585	501,593
Integra LifeSciences Holdings Corp.(a)	2,942	161,928
Intuitive Surgical Inc.(a)	4,814	2,694,781
LivaNova PLC(a)	1,988	135,124
Masimo Corp.(a)	2,037	347,512
Medtronic PLC	55,947	6,458,522
Neogen Corp.(a)	2,124	142,881
NuVasive Inc.(a)	2,093	161,412
Penumbra Inc.(a)(b)	1,347	236,345
ResMed Inc.	6,028	958,271
Steris PLC	3,530	531,936
Stryker Corp.	13,411	2,825,698
Teleflex Inc.	1,923	714,414
Varian Medical Systems Inc.(a)	3,755	527,840
West Pharmaceutical Services Inc.	3,101	483,601
Zimmer Biomet Holdings Inc.	8,577	1,268,538

		44,071,791

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	3,716	119,395
Amedisys Inc.(a)(b)	1,342	236,850
AmerisourceBergen Corp.	6,297	538,771
Anthem Inc.	10,562	2,801,887
Cardinal Health Inc.	12,181	623,789
Centene Corp.(a)	24,402	1,532,690
Chemed Corp.	672	313,851
Cigna Corp.(a)	15,617	3,004,398
Covetrus Inc.(a)(b)	3,937	48,425
CVS Health Corp.	54,368	3,687,238
DaVita Inc.(a)(b)	3,765	300,711
Encompass Health Corp.	4,037	310,970

Security	Shares	Value

Health Care Providers & Services (continued)
Guardant Health Inc.(a)(b)	1,668	$126,835
HCA Healthcare Inc.	10,999	1,526,661
HealthEquity Inc.(a)	2,894	191,178
Henry Schein Inc.(a)(b)	6,091	419,913
Humana Inc.	5,515	1,854,364
Laboratory Corp. of America Holdings(a)	4,087	716,860
McKesson Corp.	7,505	1,070,288
MEDNAX Inc.(a)	3,280	75,670
Molina Healthcare Inc.(a)(b)	2,524	310,376
Premier Inc., Class A(a)(b)	2,637	91,688
Quest Diagnostics Inc.	5,595	619,199
Tenet Healthcare Corp.(a)	4,312	136,432
UnitedHealth Group Inc.	39,545	10,774,035
Universal Health Services Inc., Class B	3,357	460,278

		31,892,752

Health Care Technology — 0.2%
Cerner Corp.	13,083	939,752
Teladoc Health Inc.(a)(b)	3,036	308,791
Veeva Systems Inc., Class A(a)	5,508	807,528

		2,056,071

Hotels, Restaurants & Leisure — 2.0%
Aramark	10,529	464,750
Boyd Gaming Corp.	3,303	98,595
Caesars Entertainment Corp.(a)	23,164	316,652
Carnival Corp.	16,753	729,258
Cheesecake Factory Inc. (The)	1,732	66,509
Chipotle Mexican Grill Inc.(a)	1,062	920,499
Choice Hotels International Inc.	1,289	129,158
Churchill Downs Inc.	1,446	208,773
Cracker Barrel Old Country Store Inc.	982	150,177
Darden Restaurants Inc.	5,137	598,101
Domino’s Pizza Inc.	1,698	478,412
Dunkin’ Brands Group Inc.	3,538	276,282
Extended Stay America Inc.	7,816	100,983
Hilton Grand Vacations Inc.(a)	3,653	116,567
Hilton Worldwide Holdings Inc.	11,840	1,276,352
Hyatt Hotels Corp., Class A	1,614	136,448
Las Vegas Sands Corp.	14,117	921,981
Marriott International Inc./MD, Class A	11,308	1,583,798
Marriott Vacations Worldwide Corp.	1,578	189,739
McDonald’s Corp.	31,434	6,725,933
MGM Resorts International	21,733	675,027
Norwegian Cruise Line Holdings Ltd.(a)	8,995	484,381
Planet Fitness Inc., Class A(a)(b)	3,454	279,049
Royal Caribbean Cruises Ltd.	7,192	842,039
Six Flags Entertainment Corp.	3,269	124,647
Starbucks Corp.	49,339	4,185,427
Texas Roadhouse Inc.	2,696	168,500
Vail Resorts Inc.	1,689	396,087
Wendy’s Co. (The)	7,681	166,447
Wyndham Destinations Inc.	3,791	183,977
Wyndham Hotels & Resorts Inc.	4,046	231,310
Wynn Resorts Ltd.	4,001	504,766
Yum! Brands Inc.	12,676	1,340,741

		25,071,365

Household Durables — 0.4%
DR Horton Inc.	13,939	825,189
Garmin Ltd.	6,022	583,833
Helen of Troy Ltd.(a)	1,076	203,418

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Leggett & Platt Inc.	5,612	$267,075
Lennar Corp., Class A	11,861	787,096
Lennar Corp., Class B	676	35,497
Mohawk Industries Inc.(a)	2,467	324,854
Newell Brands Inc.	16,148	315,370
NVR Inc.(a)	147	561,095
PulteGroup Inc.	10,788	481,684
Tempur Sealy International Inc.(a)	1,847	169,222
Toll Brothers Inc.	5,509	244,379
Whirlpool Corp.	2,658	388,520

		5,187,232

Household Products — 1.5%
Church & Dwight Co. Inc.	10,297	764,243
Clorox Co. (The)	5,241	824,462
Colgate-Palmolive Co.	35,763	2,638,594
Energizer Holdings Inc.	2,815	130,222
Kimberly-Clark Corp.	14,275	2,044,751
Procter & Gamble Co. (The)	104,092	12,971,945
Spectrum Brands Holdings Inc.	1,925	118,214

		19,492,431

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	27,949	555,067
NRG Energy Inc.	10,546	389,042
Vistra Energy Corp.	18,853	424,570

		1,368,679

Industrial Conglomerates — 1.2%
3M Co.	24,030	3,812,600
Carlisle Companies Inc.	2,342	365,891
General Electric Co.	364,750	4,541,137
Honeywell International Inc.	29,835	5,168,019
Roper Technologies Inc.	4,335	1,654,496

		15,542,143

Insurance — 2.6%
Aflac Inc.	30,625	1,579,331
Alleghany Corp.(a)	612	488,168
Allstate Corp. (The)	13,493	1,599,460
American Financial Group Inc./OH	3,111	338,446
American International Group Inc.	36,319	1,825,393
Aon PLC	9,773	2,152,503
Arch Capital Group Ltd.(a)	16,775	740,784
Arthur J Gallagher & Co.	7,753	795,225
Assurant Inc.	2,559	334,103
Assured Guaranty Ltd.	4,114	188,586
Athene Holding Ltd., Class A(a)	4,873	212,268
Axis Capital Holdings Ltd.	3,416	219,478
Brighthouse Financial Inc.(a)	4,644	180,652
Brown & Brown Inc.	9,842	441,906
Chubb Ltd.	18,901	2,872,763
Cincinnati Financial Corp.	6,364	667,902
CNA Financial Corp.	1,110	49,539
CNO Financial Group Inc.	6,181	108,724
Enstar Group Ltd.(a)	615	120,103
Erie Indemnity Co., Class A, NVS	769	128,038
Everest Re Group Ltd.	1,714	474,041
Fidelity National Financial Inc.	11,434	557,407
First American Financial Corp.	4,632	287,091
Genworth Financial Inc., Class A(a)	20,433	83,775
Globe Life Inc.	4,119	429,447
Hanover Insurance Group Inc. (The)	1,655	229,350

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	15,003	$889,378
Kemper Corp.	2,654	197,511
Lincoln National Corp.	8,285	451,367
Loews Corp.(b)	10,840	557,718
Markel Corp.(a)	581	681,495
Marsh & McLennan Companies Inc.	21,107	2,361,029
Mercury General Corp.	1,108	54,392
MetLife Inc.	32,557	1,618,408
Old Republic International Corp.	11,629	262,234
Primerica Inc.	1,773	210,207
Principal Financial Group Inc.	10,827	573,290
ProAssurance Corp.	2,408	73,131
Progressive Corp. (The)	24,407	1,969,401
Prudential Financial Inc.	16,754	1,525,619
Reinsurance Group of America Inc.	2,580	371,649
RenaissanceRe Holdings Ltd.	1,831	346,865
RLI Corp.	1,702	158,303
Selective Insurance Group Inc.	2,473	163,836
Travelers Companies Inc. (The)	10,772	1,417,811
Unum Group	8,545	228,066
White Mountains Insurance Group Ltd.	123	137,418
Willis Towers Watson PLC	5,347	1,129,768
WR Berkley Corp.	6,077	446,842

		32,930,221

Interactive Media & Services — 4.7%
Alphabet Inc., Class A(a)	12,506	17,918,347
Alphabet Inc., Class C, NVS(a)	12,476	17,893,453
ANGI Homeservices Inc., Class A(a)(b)	3,084	24,765
Cargurus Inc.(a)(b)	2,953	105,274
Facebook Inc., Class A(a)	100,446	20,281,052
IAC/InterActiveCorp.(a)	3,010	733,206
Match Group Inc.(a)(b)	2,282	178,498
Pinterest Inc., Class A(a)(b)	3,605	79,418
Snap Inc., Class A, NVS(a)(b)	32,714	601,283
TripAdvisor Inc.	4,356	119,006
Twitter Inc.(a)	32,219	1,046,473
Yelp Inc.(a)	2,694	87,824
Zillow Group Inc., Class A(a)	1,438	66,436
Zillow Group Inc., Class C, NVS(a)(b)	5,312	245,468

		59,380,503

Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.(a)	17,383	34,917,580
Booking Holdings Inc.(a)	1,750	3,203,462
Chewy Inc., Class A(a)(b)	2,227	59,038
eBay Inc.	31,851	1,068,920
Etsy Inc.(a)	5,055	246,734
Expedia Group Inc.	5,833	632,589
Grubhub Inc.(a)	3,725	201,709
Qurate Retail Inc., Series A(a)(b)	16,586	141,479
Wayfair Inc., Class A(a)(b)	2,782	260,673

		40,732,184

IT Services — 5.5%
Accenture PLC, Class A	26,508	5,439,707
Akamai Technologies Inc.(a)	6,836	638,141
Alliance Data Systems Corp.	1,707	175,463
Amdocs Ltd.	5,663	407,453
Automatic Data Processing Inc.	18,073	3,097,531
Black Knight Inc.(a)	6,235	417,246
Booz Allen Hamilton Holding Corp.	5,897	460,202

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	4,763	$567,511
CACI International Inc., Class A(a)	1,033	276,266
Cognizant Technology Solutions Corp., Class A	22,818	1,400,569
CoreLogic Inc.	3,249	151,078
DXC Technology Co.	10,759	342,997
EPAM Systems Inc.(a)	2,287	521,756
Euronet Worldwide Inc.(a)	2,272	358,158
Fidelity National Information Services Inc.	25,685	3,689,907
Fiserv Inc.(a)(b)	23,786	2,821,257
FleetCor Technologies Inc.(a)	3,604	1,136,089
Gartner Inc.(a)	3,769	605,980
Genpact Ltd.	6,283	278,148
Global Payments Inc.	12,517	2,446,448
GoDaddy Inc., Class A(a)	7,467	501,857
International Business Machines Corp.	36,981	5,315,279
Jack Henry & Associates Inc.	3,182	475,836
KBR Inc.	5,705	155,176
Leidos Holdings Inc.	5,636	566,249
LiveRamp Holdings Inc.(a)	2,829	113,839
Mastercard Inc., Class A	37,054	11,706,841
MAXIMUS Inc.	2,617	187,770
MongoDB Inc.(a)(b)	1,445	236,850
Okta Inc.(a)	4,692	600,811
Paychex Inc.	13,341	1,144,258
PayPal Holdings Inc.(a)	49,027	5,583,685
Perspecta Inc.	5,818	163,311
Sabre Corp.	11,263	242,605
Science Applications International Corp.	2,093	183,703
Square Inc., Class A(a)	14,281	1,066,648
Twilio Inc., Class A(a)(b)	5,193	645,698
VeriSign Inc.(a)	4,323	899,789
Visa Inc., Class A	71,452	14,216,804
Western Union Co. (The)	17,669	475,296
WEX Inc.(a)(b)	1,820	394,794

		70,109,006

Leisure Products — 0.1%
Brunswick Corp./DE	3,398	213,564
Hasbro Inc.	5,250	534,818
Mattel Inc.(a)	14,452	211,433
Polaris Inc.	2,406	220,967

		1,180,782

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	12,899	1,064,942
Avantor Inc.(a)	9,249	170,829
Bio-Rad Laboratories Inc., Class A(a)	895	323,023
Bio-Techne Corp.	1,602	336,372
Bruker Corp.	4,140	204,806
Charles River Laboratories International Inc.(a)	2,045	316,116
Illumina Inc.(a)	6,134	1,779,289
IQVIA Holdings Inc.(a)	7,593	1,178,813
Mettler-Toledo International Inc.(a)	1,018	770,809
PerkinElmer Inc.	4,645	429,570
PRA Health Sciences Inc.(a)	2,619	265,331
Repligen Corp.(a)	1,934	194,154
Syneos Health Inc.(a)	2,534	155,486
Thermo Fisher Scientific Inc.	16,741	5,243,114
Waters Corp.(a)	2,683	600,429

		13,033,083

Security	Shares	Value

Machinery — 1.7%
AGCO Corp.	2,624	$184,047
Allison Transmission Holdings Inc.	4,938	218,260
Barnes Group Inc.	2,063	130,320
Caterpillar Inc.	23,113	3,035,893
Colfax Corp.(a)(b)	3,482	122,427
Crane Co.	2,090	178,611
Cummins Inc.	6,381	1,020,769
Deere & Co.	13,121	2,080,728
Donaldson Co. Inc.	5,284	273,975
Dover Corp.	6,080	692,208
Flowserve Corp.	5,527	258,000
Fortive Corp.	12,395	928,757
Gardner Denver Holdings Inc.(a)(b)	5,600	197,736
Gates Industrial Corp. PLC(a)(b)	1,895	23,631
Graco Inc.	7,012	372,688
Hillenbrand Inc.	3,093	89,790
IDEX Corp.	3,153	516,619
Illinois Tool Works Inc.	12,193	2,133,531
Ingersoll-Rand PLC	9,994	1,331,501
ITT Inc.	3,586	240,549
Kennametal Inc.	3,308	103,507
Lincoln Electric Holdings Inc.	2,539	226,428
Middleby Corp. (The)(a)(b)	2,321	260,323
Navistar International Corp.(a)	2,663	97,519
Nordson Corp.	2,147	362,542
Oshkosh Corp.	2,785	239,621
PACCAR Inc.	14,512	1,076,936
Parker-Hannifin Corp.	5,366	1,050,073
Pentair PLC	7,005	300,725
Snap-on Inc.	2,289	365,393
Stanley Black & Decker Inc.	6,343	1,010,630
Terex Corp.	2,649	67,152
Timken Co. (The)	2,743	144,090
Toro Co. (The)	4,404	352,408
Trinity Industries Inc.	4,263	86,667
WABCO Holdings Inc.(a)	2,159	292,868
Welbilt Inc.(a)	5,803	87,567
Westinghouse Air Brake Technologies Corp.	7,580	559,859
Woodward Inc.	2,319	269,723
Xylem Inc./NY	7,473	610,245

		21,594,316

Marine — 0.0%
Kirby Corp.(a)	2,496	182,932

Media — 1.5%
Altice USA Inc., Class A(a)	12,876	352,287
AMC Networks Inc., Class A(a)(b)	1,895	69,338
Cable One Inc.	207	352,734
Charter Communications Inc., Class A(a)	6,557	3,392,985
Comcast Corp., Class A	189,492	8,184,159
Discovery Inc., Class A(a)(b)	6,432	188,200
Discovery Inc., Class C, NVS(a)	13,970	387,947
DISH Network Corp., Class A(a)	10,550	387,818
Fox Corp., Class A, NVS	14,628	542,406
Fox Corp., Class B(a)	6,720	244,138
Interpublic Group of Companies Inc. (The)	15,980	362,746
John Wiley & Sons Inc., Class A	1,792	78,167
Liberty Broadband Corp., Class A(a)	962	126,590
Liberty Broadband Corp., Class C, NVS(a)	6,344	843,308
Liberty Global PLC, Class A(a)(b)	6,800	139,536

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Liberty Global PLC, Class C, NVS(a)	17,151	$334,101
Liberty Latin America Ltd., Class A(a)	1,678	27,989
Liberty Latin America Ltd., Class C, NVS(a)	4,561	76,853
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,475	168,781
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,326	310,101
Meredith Corp.	1,689	50,754
New York Times Co. (The), Class A	6,195	198,302
News Corp., Class A, NVS	16,111	219,432
News Corp., Class B	4,862	67,922
Nexstar Media Group Inc., Class A	1,874	227,035
Omnicom Group Inc.	9,152	689,237
Sinclair Broadcast Group Inc., Class A	2,718	81,323
Sirius XM Holdings Inc.	57,496	406,497
TEGNA Inc.	8,825	149,143
ViacomCBS Inc., Class B, NVS	22,416	765,058

		19,424,887

Metals & Mining — 0.3%
Alcoa Corp.(a)	7,625	106,369
Allegheny Technologies Inc.(a)	5,119	88,303
Carpenter Technology Corp.	1,923	76,420
Commercial Metals Co.	4,801	98,660
Freeport-McMoRan Inc.	60,334	669,707
Newmont Corp.	34,176	1,539,971
Nucor Corp.	12,668	601,603
Reliance Steel & Aluminum Co.	2,783	319,488
Royal Gold Inc.	2,758	318,053
Steel Dynamics Inc.	9,143	273,193
U.S. Steel Corp.(b)	7,254	65,794
Worthington Industries Inc.	1,616	59,436

		4,216,997

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	22,621	420,524
Annaly Capital Management Inc.	60,820	593,603
Blackstone Mortgage Trust Inc., Class A	5,644	215,601
Chimera Investment Corp.	7,672	162,647
Invesco Mortgage Capital Inc.	6,141	107,406
MFA Financial Inc.	18,538	144,596
New Residential Investment Corp.	16,974	284,145
Starwood Property Trust Inc.	11,809	303,019
Two Harbors Investment Corp.	11,203	170,958

		2,402,499

Multi-Utilities — 1.0%
Ameren Corp.	10,290	844,295
Avista Corp.	2,779	141,312
Black Hills Corp.	2,545	211,311
CenterPoint Energy Inc.	20,929	554,200
CMS Energy Corp.	11,868	813,077
Consolidated Edison Inc.	13,844	1,301,336
Dominion Energy Inc.	34,281	2,939,596
DTE Energy Co.	8,002	1,061,145
MDU Resources Group Inc.	8,479	251,063
NiSource Inc.	15,458	453,074
NorthWestern Corp.	2,030	156,249
Public Service Enterprise Group Inc.	21,066	1,247,107
Sempra Energy	11,741	1,886,074
WEC Energy Group Inc.	13,223	1,320,846

		13,180,685

Multiline Retail — 0.4%
Dollar General Corp.	10,633	1,631,208

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree Inc.(a)	9,879	$860,165
Kohl’s Corp.	6,581	281,338
Macy’s Inc.	12,619	201,273
Nordstrom Inc.	4,367	160,968
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	2,303	122,151
Target Corp.	21,175	2,344,919

		5,602,022

Oil, Gas & Consumable Fuels — 3.3%
Apache Corp.	15,586	427,680
Cabot Oil & Gas Corp.	17,570	247,561
Cheniere Energy Inc.(a)	9,740	576,998
Chesapeake Energy Corp.(a)(b)	51,083	26,144
Chevron Corp.	78,925	8,456,025
Cimarex Energy Co.	4,214	184,952
Concho Resources Inc.	8,471	641,932
ConocoPhillips	45,703	2,716,129
Continental Resources Inc./OK	3,506	95,433
CVR Energy Inc.	1,214	42,017
Delek U.S. Holdings Inc.	3,149	86,472
Devon Energy Corp.	16,119	350,105
Diamondback Energy Inc.	6,795	505,548
EOG Resources Inc.	24,232	1,766,755
EQT Corp.	10,628	64,299
Equitrans Midstream Corp.	8,682	83,955
Exxon Mobil Corp.	176,607	10,970,827
Hess Corp.	10,787	610,221
HollyFrontier Corp.	6,308	283,355
Kinder Morgan Inc./DE	81,346	1,697,691
Marathon Oil Corp.	33,065	375,949
Marathon Petroleum Corp.	27,045	1,473,953
Matador Resources Co.(a)	4,231	62,069
Murphy Oil Corp.	6,311	132,279
Noble Energy Inc.	19,771	390,873
Occidental Petroleum Corp.	37,307	1,481,834
ONEOK Inc.	17,327	1,297,273
Ovintiv Inc.	10,818	169,085
Parsley Energy Inc., Class A	12,891	214,506
PBF Energy Inc., Class A	4,247	115,943
Peabody Energy Corp.	3,474	23,484
Phillips 66	18,574	1,697,106
Pioneer Natural Resources Co.	6,966	940,410
Targa Resources Corp.	9,748	355,802
Valero Energy Corp.	17,140	1,445,073
Williams Companies Inc. (The)	50,874	1,052,583
World Fuel Services Corp.	2,778	108,675
WPX Energy Inc.(a)	17,605	210,380

		41,381,376

Paper & Forest Products — 0.0%
Domtar Corp.	2,271	79,076
Louisiana-Pacific Corp.	5,105	156,622

		235,698

Personal Products — 0.2%
Coty Inc., Class A	12,427	127,501
Estee Lauder Companies Inc. (The), Class A	9,270	1,809,133
Herbalife Nutrition Ltd.(a)	3,874	150,505
Nu Skin Enterprises Inc., Class A	2,281	74,338

		2,161,477

Pharmaceuticals — 4.2%
Allergan PLC	13,673	2,551,929

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	97,846	$6,159,406
Catalent Inc.(a)(b)	6,162	376,498
Elanco Animal Health Inc.(a)	15,530	479,877
Eli Lilly & Co.	35,234	4,920,076
Horizon Therapeutics PLC(a)	7,934	273,643
Jazz Pharmaceuticals PLC(a)	2,358	338,019
Johnson & Johnson	109,854	16,353,965
Merck & Co. Inc.	106,270	9,079,709
Mylan NV(a)	21,409	458,581
Nektar Therapeutics(a)(b)	7,075	140,722
Perrigo Co. PLC	5,670	323,417
Pfizer Inc.	230,995	8,602,254
Zoetis Inc.	19,898	2,670,510

		52,728,606

Professional Services — 0.5%
ASGN Inc.(a)	2,147	145,330
CoStar Group Inc.(a)	1,528	997,769
Equifax Inc.	5,017	752,048
FTI Consulting Inc.(a)	1,556	186,813
IHS Markit Ltd.(a)	16,720	1,318,539
Insperity Inc.	1,674	146,257
Korn Ferry	2,324	95,238
ManpowerGroup Inc.	2,537	232,110
Nielsen Holdings PLC	15,117	308,387
Robert Half International Inc.	4,948	287,825
TransUnion	7,864	721,129
TriNet Group Inc.(a)	1,792	102,252
Verisk Analytics Inc.	6,821	1,108,208

		6,401,905

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	14,019	855,860
Howard Hughes Corp. (The)(a)	1,799	218,902
Jones Lang LaSalle Inc.	2,149	364,943

		1,439,705

Road & Rail — 1.0%
AMERCO	344	127,717
Avis Budget Group Inc.(a)	2,580	84,624
CSX Corp.	32,388	2,472,500
JB Hunt Transport Services Inc.	3,517	379,590
Kansas City Southern	4,198	708,161
Knight-Swift Transportation Holdings Inc.(b)	5,244	194,448
Landstar System Inc.	1,670	184,952
Lyft Inc., Class A(a)	8,554	406,144
Norfolk Southern Corp.	10,910	2,271,571
Old Dominion Freight Line Inc.	2,652	520,402
Ryder System Inc.	2,299	109,708
Uber Technologies Inc.(a)	8,504	308,610
Union Pacific Corp.	28,984	5,200,309

		12,968,736

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)	46,383	2,180,001
Analog Devices Inc.	15,381	1,688,065
Applied Materials Inc.	38,483	2,231,629
Broadcom Inc.	16,557	5,052,534
Cirrus Logic Inc.(a)(b)	2,370	182,040
Cree Inc.(a)	4,572	212,552
Cypress Semiconductor Corp.	15,277	356,413
Entegris Inc.	5,540	286,750
First Solar Inc.(a)	3,091	153,252

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	181,569	$11,607,706
KLA Corp.	6,637	1,100,016
Lam Research Corp.	6,043	1,802,083
Marvell Technology Group Ltd.	28,065	674,683
Maxim Integrated Products Inc.	11,269	677,492
Microchip Technology Inc.	10,021	976,847
Micron Technology Inc.(a)	46,109	2,447,927
MKS Instruments Inc.	2,302	241,296
Monolithic Power Systems Inc.	1,707	292,187
NVIDIA Corp.	25,545	6,039,604
ON Semiconductor Corp.(a)(b)	17,227	398,805
Qorvo Inc.(a)	4,909	519,667
QUALCOMM Inc.	47,705	4,069,714
Semtech Corp.(a)	2,888	139,173
Silicon Laboratories Inc.(a)	1,791	176,073
Skyworks Solutions Inc.	7,074	800,423
Teradyne Inc.	7,003	462,128
Texas Instruments Inc.	39,038	4,709,935
Universal Display Corp.	1,778	313,230
Xilinx Inc.	10,482	885,519

		50,677,744

Software — 7.9%
ACI Worldwide Inc.(a)	4,808	165,636
Adobe Inc.(a)	20,209	7,096,188
Alteryx Inc., Class A(a)(b)	2,067	288,285
Anaplan Inc.(a)(b)	3,499	201,507
ANSYS Inc.(a)	3,565	977,986
Aspen Technology Inc.(a)	2,829	336,594
Autodesk Inc.(a)	9,164	1,803,933
Avalara Inc.(a)	2,738	233,113
Blackbaud Inc.	2,126	166,530
Cadence Design Systems Inc.(a)	11,699	843,615
CDK Global Inc.	5,167	277,365
CERENCE Inc.(a)	1,464	31,256
Ceridian HCM Holding Inc.(a)	4,128	302,541
Citrix Systems Inc.	5,159	625,374
CommVault Systems Inc.(a)	1,793	80,721
Coupa Software Inc.(a)	2,653	427,531
Crowdstrike Holdings Inc., Class A(a)(b)	863	52,721
DocuSign Inc.(a)(b)	5,144	403,855
Dropbox Inc., Class A(a)	8,918	151,784
Dynatrace Inc.(a)	2,687	84,130
Elastic NV(a)(b)	1,308	84,863
Fair Isaac Corp.(a)	1,193	480,039
FireEye Inc.(a)	9,351	149,429
Fortinet Inc.(a)	5,902	680,855
Guidewire Software Inc.(a)	3,493	392,963
HubSpot Inc.(a)(b)	1,658	299,999
Intuit Inc.	10,887	3,052,497
j2 Global Inc.	1,914	183,476
LogMeIn Inc.	1,985	170,650
Manhattan Associates Inc.(a)	2,624	224,247
Microsoft Corp.	318,427	54,205,828
New Relic Inc.(a)	2,160	142,582
NortonLifeLock Inc.	23,700	673,554
Nuance Communications Inc.(a)(b)	11,710	221,553
Nutanix Inc., Class A(a)	6,190	200,989
Oracle Corp.	90,475	4,745,414
Palo Alto Networks Inc.(a)	4,079	957,668
Paycom Software Inc.(a)	2,040	649,046

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Paylocity Holding Corp.(a)	1,483	$210,423
Pegasystems Inc.(b)	1,651	142,333
Pluralsight Inc., Class A(a)	3,419	66,294
Proofpoint Inc.(a)(b)	2,344	287,867
PTC Inc.(a)	4,384	364,398
RealPage Inc.(a)(b)	3,317	193,547
RingCentral Inc., Class A(a)	3,122	641,821
salesforce.com Inc.(a)	37,023	6,749,663
ServiceNow Inc.(a)	7,856	2,657,135
Slack Technologies Inc., Class A(a)	1,622	33,624
Smartsheet Inc., Class A(a)(b)	3,644	176,661
SolarWinds Corp.(a)	2,715	51,368
Splunk Inc.(a)	6,429	998,167
SS&C Technologies Holdings Inc.	9,247	582,653
Synopsys Inc.(a)	6,247	921,495
Teradata Corp.(a)	4,809	117,051
Trade Desk Inc. (The), Class A(a)(b)	1,678	451,684
Tyler Technologies Inc.(a)	1,626	526,304
Verint Systems Inc.(a)(b)	2,871	166,518
VMware Inc., Class A(a)(b)	3,276	485,045
Workday Inc., Class A(a)	6,831	1,261,208
Zendesk Inc.(a)	4,751	410,486
Zoom Video Communications Inc., Class A(a)	1,006	76,758
Zscaler Inc.(a)(b)	2,671	149,816

		99,788,636

Specialty Retail — 2.2%
Aaron’s Inc.	2,901	172,203
Advance Auto Parts Inc.	2,947	388,267
American Eagle Outfitters Inc.	6,910	99,504
AutoNation Inc.(a)	2,422	102,790
AutoZone Inc.(a)	993	1,050,554
Best Buy Co. Inc.	9,598	812,855
Burlington Stores Inc.(a)	2,777	603,914
CarMax Inc.(a)	6,861	665,792
Carvana Co.(a)(b)	2,075	164,444
Dick’s Sporting Goods Inc.	2,792	123,490
Five Below Inc.(a)	2,326	263,350
Floor & Decor Holdings Inc., Class A(a)	2,865	141,273
Foot Locker Inc.	4,671	177,358
Gap Inc. (The)	8,825	153,643
Home Depot Inc. (The)	45,531	10,385,621
L Brands Inc.	9,882	228,867
Lithia Motors Inc., Class A	971	131,707
Lowe’s Companies Inc.	32,009	3,720,726
Murphy USA Inc.(a)	1,224	125,056
National Vision Holdings Inc.(a)(b)	3,267	111,470
O’Reilly Automotive Inc.(a)	3,160	1,283,276
Penske Automotive Group Inc.	1,497	70,314
Ross Stores Inc.	15,091	1,693,059
Tiffany & Co.	4,469	598,935
TJX Companies Inc. (The)	50,718	2,994,391
Tractor Supply Co.	5,000	464,750
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,381	637,894
Urban Outfitters Inc.(a)(b)	3,105	79,488
Williams-Sonoma Inc.	3,291	230,633

		27,675,624

Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	174,334	53,958,116
Dell Technologies Inc., Class C(a)	6,435	313,835

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	54,420	$758,071
HP Inc.	61,776	1,317,064
NCR Corp.(a)	5,184	174,804
NetApp Inc.	9,505	507,567
Pure Storage Inc., Class A(a)	9,284	165,255
Seagate Technology PLC	9,628	548,700
Western Digital Corp.	12,337	808,074
Xerox Holdings Corp.(a)	7,798	277,375

		58,828,861

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	6,281	188,179
Carter’s Inc.	1,812	192,199
Columbia Sportswear Co.	1,227	115,240
Deckers Outdoor Corp.(a)	1,225	233,865
Hanesbrands Inc.	14,825	203,992
Levi Strauss & Co., Class A	1,758	34,527
Lululemon Athletica Inc.(a)	4,993	1,195,274
NIKE Inc., Class B	52,047	5,012,126
PVH Corp.	3,040	264,997
Ralph Lauren Corp.	2,154	244,479
Skechers U.S.A. Inc., Class A(a)	5,610	209,758
Steven Madden Ltd.	3,247	125,204
Tapestry Inc.	11,493	296,175
Under Armour Inc., Class A(a)(b)	7,830	158,009
Under Armour Inc., Class C, NVS(a)	8,075	145,027
VF Corp.	13,688	1,135,693
Wolverine World Wide Inc.	3,424	108,096

		9,862,840

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	6,135	80,859
Essent Group Ltd.	4,016	199,234
MGIC Investment Corp.	15,012	207,016
New York Community Bancorp. Inc.	19,220	212,573
Radian Group Inc.	8,252	202,091
TFS Financial Corp.	2,175	44,435
Washington Federal Inc.	3,245	110,330

		1,056,538

Tobacco — 0.7%
Altria Group Inc.	78,066	3,710,477
Philip Morris International Inc.	64,956	5,371,861

		9,082,338

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,325	185,715
Applied Industrial Technologies Inc.	1,669	107,767
Beacon Roofing Supply Inc.(a)	2,685	88,900
Fastenal Co.	24,008	837,399
GATX Corp.	1,489	113,358
HD Supply Holdings Inc.(a)	6,988	284,691
MSC Industrial Direct Co. Inc., Class A	1,897	129,129
SiteOne Landscape Supply Inc.(a)(b)	1,663	160,563
United Rentals Inc.(a)	3,185	432,173
Univar Solutions Inc.(a)(b)	5,522	118,999
Watsco Inc.	1,383	240,531
WESCO International Inc.(a)	1,697	82,152
WW Grainger Inc.	1,819	550,557

		3,331,934

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,139	138,461

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	7,515	$1,023,543
Essential Utilities Inc.	9,018	468,395

		1,491,938

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	25,589	111,824
Telephone & Data Systems Inc.	3,878	87,953
T-Mobile U.S. Inc.(a)	13,291	1,052,514
U.S. Cellular Corp.(a)	650	20,813

		1,273,104

Total Common Stocks — 99.9% (Cost: $709,400,520)		1,267,768,385

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	20,514,235	20,526,544

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	3,823,000	$3,823,000

		24,349,544

Total Short-Term Investments — 1.9% (Cost: $24,341,381)		24,349,544

Total Investments in Securities — 101.8% (Cost: $733,741,901)		1,292,117,929

Other Assets, Less Liabilities — (1.8)%		(22,347,067)

Net Assets — 100.0%		$1,269,770,862

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,480,981	6,033,254	(b)	—	20,514,235	$20,526,544	$72,477	(c)	$(1,172)		$3,200
BlackRock Cash Funds: Treasury, SL Agency Shares	2,183,402	1,639,598	(b)	—	3,823,000	3,823,000	30,308		—		—
BlackRock Inc.	5,366	85		(529)	4,922	2,595,617	50,563		83,675		110,107

						$26,945,161	$153,348		$82,503		$113,307

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	11	03/20/20	$1,773	$(12,913)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Dow Jones U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,267,768,385	$—	$—	$1,267,768,385
Money Market Funds	24,349,544	—	—	24,349,544

	$1,292,117,929	$—	$—	$1,292,117,929

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,913)	$—	$—	$(12,913)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares